SUBSEQUENT EVENTS	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were available to be issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements. For further information regarding the Business Combination and related transactions described below, see the Company’s Current Report on Form
8-K
filed with the SEC on July 21, 2021, as amended.
On July 15, 2021 (the “Closing Date”), the Company completed the Business Combination, was renamed “Owlet, Inc.” and is referred to herein as “New Owlet” following the consummation (the “Closing”) of the transactions described below. As a consequence of the Business Combination, each share of Sandbridge Class B common stock that was issued and outstanding as of immediately prior to the effective time of the Merger (the “Effective Time”) was converted, on a one-for-one
basis, into a share of New Owlet Class A common stock (“New Owlet common stock”). The Business Combination had no effect on the Sandbridge Class A common stock that was issued and outstanding as of immediately prior to the Effective Time, which continues to remain outstanding. As a consequence of the Merger, at the Effective Time, and as further described in this proxy statement/prospectus, (i) each share of Old Owlet capital stock (as defined herein) that was issued and outstanding immediately prior to the Effective Time became the right to receive the number of shares of New Owlet common stock equal to the Exchange Ratio (as defined herein); (ii) each option to purchase shares of Old Owlet common stock, whether vested or unvested, that was outstanding and unexercised as of immediately prior to the Effective Time was assumed by New Owlet and automatically became an option (vested or unvested, as applicable) to purchase a number of shares of New Owlet common stock equal to the number of shares of Old Owlet common stock subject to such option immediately prior to the Effective Time multiplied by the Exchange Ratio, rounded down to the nearest whole share, at an exercise price per share equal to the exercise price per share of such option immediately prior to the Effective Time divided by the Exchange Ratio, rounded up to the nearest whole cent, except that, subject to certain limitations, holders of vested options could instead elect to receive a cash payment in lieu of assumption of a portion of their vested options; and (iii) each share of Old Owlet common stock that was subject to a risk of forfeiture or right of repurchase at the original purchase price as of immediately prior to the Effective Time is subject to the same risk of forfeiture or right of repurchase (proportionately adjusted to reflect the Exchange Ratio) which risk of forfeiture or right of repurchase shall lapse in accordance with the same vesting schedule as that of the Old Owlet Restricted Stock.
Concurrently with the execution of the Business Combination Agreement, Sandbridge entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors purchased, immediately prior to the Closing, an aggregate of 12,968,000 shares of Sandbridge Class A common stock at a purchase price of $10.00 per share (the “PIPE Financing”). Sandbridge’s units, Class A common stock and public warrants were publicly traded on the New York Stock Exchange (“NYSE”) under the symbols “SBG.U,” “SBG” and “SBG WS,” respectively. Upon the Closing, the New Owlet common stock and public warrants were listed on the NYSE under the symbols “OWLT” and “OWLT WS,” respectively. New Owlet does not have units traded following the Closing. A total of 19,758,773 shares of Class A common stock were presented for redemption in connection with the Business Combination (the “Redemptions”). As a result, there was approximately $32.4 million remaining in the Trust Account following redemptions. Combined with the $129.7 million in gross proceeds from a concurrent private placement, there was approximately $135.4 million of cash available to the combined company from the transaction, after deducting transaction fees and expenses.
The Business Combination will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Sandbridge will be treated as the “acquired” company for accounting purposes and the financial statements of the post-combination company will represent a continuation of the financial statements of Old Owlet with the acquisition being treated as the equivalent of Old Owlet issuing stock for the net assets of Sandbridge, accompanied by a recapitalization. The net assets of Sandbridge will be stated at historical cost, with no goodwill or other intangible assets recorded.
The preponderance of evidence as described below is indicative that Old Owlet is the accounting acquirer in the Business Combination based on evaluation of the following facts and circumstances under both the no and maximum redemption scenarios:

•	Old Owlet stockholders will have the largest voting interest in the post-combination company;

•	the board of directors of the post-combination company will have up to nine members, and Old Owlet will have the ability to nominate the majority of the members of the board of directors;

•	Old Owlet management will continue to hold executive management roles for the post-combination company and be responsible for the day-to-day operations;

•	the post-combination company will assume the Old Owlet name;

•	the post-combination company will maintain the current Old Owlet headquarters; and

•	the intended strategy of the post-combination entity will continue Old Owlet’s current strategy of product development and market penetration.

NOTE 12. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below and in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
Business Combination Agreement
On February 15, 2021, the Company entered into a business combination agreement by and among itself, Project Olympus Merger Sub, Inc., a wholly owned subsidiary (“
Merger Sub
”), and Owlet Baby Care Inc. (“
Owlet
”) (“
Business Combination Agreement
”). Owlet provides a data-driven connectivity platform to the nursey for parents. If approved, Merger Sub will merge with and into Owlet, with Owlet surviving the merger as a wholly owned subsidiary of the Company (the “
Merger
”). In addition, in connection with the consummation of the transactions contemplated by the Business Combination Agreement (the “
Closing
”), the Company will be renamed “Owlet, Inc.” and is referred to below as “New Owlet” as of the time following such change of name.
As a consequence of the Business Combination, each share of the Company’s Class B common stock that is issued and outstanding as of immediately prior to the effective time of the Merger (the “
Effective Time
”) will automatically convert into a share of New Owlet Class A common stock (“
New Owlet common stock
”) on a
one-for-one
basis in accordance with the terms of the Company’s amended and restated certificate of incorporation, dated September 14, 2020. The Business Combination will have no effect on the Company’s Class A common stock that is issued and outstanding as of immediately prior to the Effective Time, which will continue to remain outstanding.
As a consequence of the Merger, at the Effective Time, (i) each share of Owlet capital stock that is issued and outstanding immediately prior to the Effective Time will be cancelled and converted into the right to receive the number of shares of New Owlet common stock equal to the Exchange Ratio (as defined in the Business Combination Agreement), rounded down to the nearest whole share; (ii) each option to purchase shares of Owlet common stock, whether vested or unvested, that is outstanding and unexercised as of immediately prior to the Effective Time will be assumed by New Owlet and will automatically become an option (vested or unvested, as applicable) to purchase a number of shares of New Owlet common stock equal to the number of shares of Owlet common stock subject to such option immediately prior to the Effective Time multiplied by the Exchange Ratio, rounded down to the nearest whole share, at an exercise price per share equal to the exercise price per share of such option immediately prior to the Effective Time divided by the Exchange Ratio, rounded up to the nearest whole cent, except that, subject to specified limitations, holders of vested options may instead elect to receive a cash payment in lieu of assumption of a portion of their vested options up to an aggregate cap of $10 million; and (iii) each share of Owlet common stock that is subject to a risk of forfeiture or right of repurchase at the original purchase price as of immediately prior to the Effective Time shall be subject to the same risk of forfeiture or right of repurchase (proportionately adjusted to reflect the Exchange Ratio) which risk of forfeiture or right of repurchase shall lapse in accordance with the same vesting schedule as that of the Owlet restricted stock.
The Business Combination is expected to close in the third quarter of 2021, following the receipt of the required approval by the Company’s and Owlet’s stockholders and the fulfillment of other customary closing conditions. For additional information please see the Form
8-K
filed and with the SEC on February 16, 2021.